ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers are divided into the following geographical areas:

	2022	2021
Revenue from External Customers	$	$
Canada	121,086,499	37,484,524
United States	18,827,971	20,225,680
	139,914,470	57,710,204

Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937

	December 31, 2021
	Canada	United States	Total
	$	$	$
Other non-current assets	793,298	—	793,298
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	116,516,350	73,860,713	190,377,063